As filed with the Securities and Exchange Commission on August 13, 2004


                                            1933 Act Registration No.: 333-18419
                                            1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 16                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 80                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                              American Legacy III

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                             Dennis L. Schoff, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                   (Name and Address of Agent for Service)

                                    Copy to:

                            Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801


            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ___________, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X] on September 15, 2004 Pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                  Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                     PART A

The prospectus and supplements for the American Legacy III variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

Supplement to the prospectus for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

                                     PART B

The statement of additional information for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION



Item 24. Financial Statements and Exhibits

     (a)  List of Financial Statements

          1.   Part A.
               The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

          2.   Part B.
               The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.


               Statement of Assets and Liabilities -- December 31, 2003 Statement of Operations -- Year ended December 31, 2003 Statements of Changes in Net Assets -- Years ended December 31,
                 2003 and 2002
               Notes to Financial Statements -- December 31, 2003

               Report of Ernst & Young LLP, Independent Auditors

          3.   Part B.
               The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.


               Consolidated Balance Sheets -- Years ended December 31, 2003 and
                 2002
               Consolidated Statements of Income -- Years ended December 31,
                 2003, 2002, and 2001
               Consolidated Statements of Shareholder's Equity -- Years ended
                 December 31, 2003, 2002, and 2001
               Consolidated Statements of Cash Flows -- Years ended December 31,
                 2003, 2002, and 2001
               Notes to Consolidated Financial Statements -- December 31, 2003


               Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

               (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

   (b) Amendment No. 1 effective July 1, 1999 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (c) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (d) Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (e) Amendment No. 1 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (f) Amendment No. 2 to Variable Annuity Contract - version A and to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (g) Amendment No. 3 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (h) Amendment No. 4 to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (i) Amendment No. 5 to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (j) Amendment No. 6 (EEB Rider) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (k) Amendment No. 7 (I4L-Q) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (l) Amendment No. 8 (I4L-NQ) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

   (o) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (p) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (q) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 9
       (File No. 333-18419) filed on April 22, 2003.

   (r) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (t) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (w) Principal Security Benefit (GMWB) Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (X) Section 403(b) Annuity Endorsement Rider (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (y) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (z) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

  (aa) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

  (bb) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

  (cc) Variable Annuity Income Rider (I4L Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

  (dd) Variable Annuity Income Rider (I4L NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

  (ee) Principal Security - 1-year Reset (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No.333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

   (b) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (c) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(10) Consent of Ernst & Young LLP, Independent Auditors incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(11)   Not applicable.

(12)   Not applicable.

(13)   Not applicable.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(16) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

John H. Gotta***           President, Chief Executive Officer of Life Insurance
                           and Retirement Services and Director
Todd R. Stephenson*        Senior Vice President, Chief Financial Officer and
                           Director
Donna D. DeRosa***         Senior Vice President, Chief Operating Officer and
                           Director
Gary W. Parker***          Senior Vice President and Chief Product Officer
Dennis L. Schoff**         Senior Vice President and General Counsel
Christine S. Frederick***  Vice President and Chief Compliance Officer
Eldon J. Summers*          Treasurer and Second Vice President
C. Suzanne Womack***       Secretary and Second Vice President
See Yeng Quek****          Director and Chief Investment Officer

*    Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46802
** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
***  Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street,
     39/th/ Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

      See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS


     As of July 31, 2004, there were 281,753 (variable and fixed) Contract Owners under Account H.


Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter


     (a) Lincoln Life also currently serves as Principal Underwriter for Lincoln National Variable Annuity Fund A (Group), Lincoln National Variable Annuity Fund A (Individual), Lincoln National Variable Annuity Account C, Lincoln National Flexible Premium Variable Life Account D, Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable
         Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

    (b)  See Item 25.

    (c)    NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services


Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES




(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13th day of August, 2004.

                                     LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                                     (Registrant)
                                     American Legacy III

                                     By:  /s/ Janet Chrzan
                                         ---------------------------
                                         Janet Chrzan
                                         Vice President, The Lincoln National
                                         Life Insurance Company (Title)

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By: /s/ Rise' C. M. Taylor
                                        ---------------------------------
                                        Rise' C. M. Taylor
                                        (Signature-Officer of Depositor)
                                        Vice President, The Lincoln National
                                        Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 13, 2004.

Signature                                   Title
---------                                   -----

*                                           President, Chief Executive Officer
------------------------------------        and Director
John H. Gotta                               (Principal Executive Officer)

*                                           Senior Vice President, Chief
------------------------------------        Financial Officer and Director
Todd R. Stephenson                          (Principal Accounting Officer and
                                            Principal Financial Officer)

------------------------------------        Senior Vice President, Chief
Donna D. DeRosa                             Operating Officer and Director

*
------------------------------------        Director
Jude T. Driscoll

*                                           Director
------------------------------------
Barbara S. Kowalczyk

*
------------------------------------        Chief Investment Officer and
See Yeng Quek                               Director

*                                           Director
------------------------------------
Richard C. Vaughan

* By  /s/ Rise' C. M. Taylor                , Pursuant to a Power of Attorney
    --------------------------------
Rise' C. M. Taylor